Consolidated Financial Statements - Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Receivable-current	$ 4,521	$ 1,072	$ 0
Deferred Tax Liability-noncurrent	1,353	1,353	1,062
Additional paid-in capital	220,730	11,698	2,904
Accumulated deficit	(5,927)	(1,758)	(3,185)
Total stockholders' equity (deficit)	214,767	9,943	(277)	(4,890)	(8,598)
As Previously Reported
Income Tax Receivable-current		1,072
Deferred Tax Liability-noncurrent		1,456
Additional paid-in capital		11,424
Accumulated deficit		(1,587)
Total stockholders' equity (deficit)		9,840
Adjustments
Income Tax Receivable-current		0
Deferred Tax Liability-noncurrent		103
Additional paid-in capital		274
Accumulated deficit		(171)
Total stockholders' equity (deficit)		$ 103